Report of the directors financial review risk report - Stage 2 days past due analysis (Details) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ (11,600)	$ (12,200)
Loans and advances to customers
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,028,356	1,045,814
Loans and advances to banks
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	96,429	83,136
Debt instruments measured at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	154,219	97,302
Debt instruments measured at amortised cost | Gross carrying/ nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,085,618	2,020,735
Debt instruments measured at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(11,107)	(11,627)
Debt instruments measured at amortised cost | Loans and advances to customers
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,028,356	1,045,814
Debt instruments measured at amortised cost | Loans and advances to customers | Gross carrying/ nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,039,130	1,057,231
Debt instruments measured at amortised cost | Loans and advances to customers | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(10,774)	(11,417)
Debt instruments measured at amortised cost | Loans and advances to banks
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	96,429	83,136
Debt instruments measured at amortised cost | Loans and advances to banks | Gross carrying/ nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	96,481	83,153
Debt instruments measured at amortised cost | Loans and advances to banks | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(52)	(17)
Debt instruments measured at amortised cost | Other financial assets measured at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	949,726	880,158
Debt instruments measured at amortised cost | Other financial assets measured at amortised cost | Gross carrying/ nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	950,007	880,351
Debt instruments measured at amortised cost | Other financial assets measured at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(281)	(193)
Non-credit impaired | Lifetime expected credit losses | Debt instruments measured at amortised cost | Loans and advances to customers
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	125,107	116,105
Non-credit impaired | Lifetime expected credit losses | Debt instruments measured at amortised cost | Loans and advances to customers | Gross carrying/ nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	128,105	119,224
Non-credit impaired | Lifetime expected credit losses | Debt instruments measured at amortised cost | Loans and advances to customers | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(2,998)	(3,119)
Non-credit impaired | Lifetime expected credit losses | Debt instruments measured at amortised cost | Loans and advances to banks
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,286	1,514
Non-credit impaired | Lifetime expected credit losses | Debt instruments measured at amortised cost | Loans and advances to banks | Gross carrying/ nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,311	1,517
Non-credit impaired | Lifetime expected credit losses | Debt instruments measured at amortised cost | Loans and advances to banks | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(25)	(3)
Non-credit impaired | Lifetime expected credit losses | Debt instruments measured at amortised cost | Other financial assets measured at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	4,596	4,934
Non-credit impaired | Lifetime expected credit losses | Debt instruments measured at amortised cost | Other financial assets measured at amortised cost | Gross carrying/ nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	4,715	4,988
Non-credit impaired | Lifetime expected credit losses | Debt instruments measured at amortised cost | Other financial assets measured at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(119)	(54)
– personal | Debt instruments measured at amortised cost | Loans and advances to customers | Gross carrying/ nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	463,621	478,337
– personal | Debt instruments measured at amortised cost | Loans and advances to customers | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(2,918)	(3,103)
– corporate and commercial | Debt instruments measured at amortised cost | Loans and advances to customers | Gross carrying/ nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	509,566	513,539
– corporate and commercial | Debt instruments measured at amortised cost | Loans and advances to customers | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(7,684)	(8,204)
– non-bank financial institutions | Debt instruments measured at amortised cost | Loans and advances to customers | Gross carrying/ nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	65,943	65,355
– non-bank financial institutions | Debt instruments measured at amortised cost | Loans and advances to customers | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ (172)	$ (110)